Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
Schedule of groups' debentures

		Effective interest		December 31,
		rate	Currency	2016	2017
Short-term	Series A Secured Debentures(1)	3.07%	NIS	$3,274	$4,044

Long-term	Series A Secured Debentures	3.07%	NIS	23,077	21,914
	Series B Convertible Debentures(1)	3.65%	NIS/USD	32,364	33,544
				$55,441	$55,458

Sapiens’ debentures:

		Effective interest		December 31,
		rate	Currency	2016	2017
Short-term	Series B Debentures(1)	3.69%	NIS/USD	$-	$782

Long-term	Series B Debentures	3.69%	NIS/USD	$-	$78,281

(1)	Including accrued interest.

Schedule of change in carrying amount of group's debentures
Carrying amount as of January 1, 2015	$-
Issuance of Formula’s Series A and Series B Debentures, net of discount and issuance costs	58,394
Classification of conversion component to equity	(1,248)
Accrued interest	476
Discount and issuance costs amortization	77
Foreign currency translation adjustments	(358)
Carrying amount as of January 1, 2016	$57,341
Accrued interest	1,653
Discount and issuance costs amortization	296
Interest payments	(964)
Foreign currency translation adjustments	389
Carrying amount as of January 1, 2017	$58,715
Issuance of Sapiens’ Series B Debentures, net of discount and issuance costs	78,229
Accrued interest	2,441
Discount and issuance costs amortization	391
Interest payments	(408)
Redemption	(3,656)
Foreign currency translation adjustments	2,853
Balance as of December 31, 2017	$38,565

Schedule of aggregated principal annual payments of debentures
Repayment amount
2018	3,687
2019	45,458
2020	13,585
2021	13,585
2022 and thereafter	60,551
Total	136,866